Guarantee commitments to third parties and contingent liabilities	12 Months Ended
Dec. 31, 2019
Guarantee commitments to third parties and contingent liabilities
Guarantee commitments to third parties and contingent liabilities

24.   Guarantee commitments to third parties and contingent liabilities

Guarantee commitments to third parties

As of December 31, 2019 and 2018, the Company has provided bank guarantees commitments to third parties amounting $17,260 thousand and $14,427 thousand, respectively. Management believes that any unforeseen liabilities at December 31, 2019 and 2018 that might arise from the guarantees given would not be material.

Contingent liabilities

In the ordinary course of its business, Ferroglobe is subject to lawsuits, investigations, claims and proceedings, including, but not limited to, contractual disputes and employment, environmental, health and safety matters. Although we cannot predict with certainty the ultimate resolution of lawsuits, investigations, claims and proceedings asserted against it, we do not believe any currently pending legal proceeding to which it is a party will have a material adverse effect on its business, prospects, financial condition, cash flows, results of operations or liquidity.

Asbestos-related claims

Certain employees of FerroPem, SAS, then known as Pechiney Electrometallurgie, S.A. (“PEM”), may have been exposed to asbestos at its plants in France in the decades prior to FerroAtlántica Group’s purchase of that business in December 2004. During the period in question, PEM was wholly-owned by Pechiney Bâtiments, S.A., which had certain indemnification obligations to FerroAtlántica pursuant to the 2004 Share Sale and Purchase Agreement under which FerroAtlántica acquired PEM. As of the date of this annual report, approximately 96 such employees have “declared” asbestos-related injury to the French social security agencies, based either on the occurrence of work accidents (“accident du travail”) or on administrative recognition of an occupational disease (“maladie professionelle”). Of these, approximately 75 cases are closed, approximately 21 are pending before the French social security agencies or courts and, of the latter, 12 include assertions of “inexcusable negligence” (“faute inexcusable”) which, if upheld, may lead to material liability on the part of FerroPem. Other employees may declare further asbestos-related injuries in the future, and may likewise assert inexcusable negligence. Litigation against, and material liability on the part of, FerroPem will not necessarily arise in each case, and to date a majority of such declared injuries have been minor and have not led to significant liability on Ferropem’s part. Whether material liability will arise is determined case-by-case, often over a period of years, depending on, inter alia, the evolution of the claimant’s asbestos-related condition, the possibility that the claimant was exposed while working for other employers and, where asserted, the claimant’s ability to prove inexcusable negligence on PEM’s part. Because of these and other uncertainties, no reliable estimate can be made of FerroPem’s eventual liability in these matters, with exception of three grave cases that were litigated through the appeal process and in which claimants’ assertions of inexcusable negligence were upheld against FerroPem. Liabilities in respect to asbestos-related claims have been recorded at December 31, 2019 at an estimated amount of $1,166 thousand in Provisions for litigation in progress.

Environmental matters

On August 31, 2016, the U.S. Department of Justice (the “DOJ”) requested a meeting with GMI to discuss potential resolution of a July 1, 2015 NOV/FOV that GMI received from the U.S. Environmental Protection Agency (the “EPA”) alleging certain violations of the Prevention of Significant Deterioration (“PSD”) and New Source Performance Standards provisions of the Clean Air Act associated with a 2013 project performed at GMI’s Beverly facility. Specifically, the July 2015 NOV/FOV alleges violations of the facility’s existing operating and construction permits, including allegations related to opacity emissions, sulfur dioxide and particulate matter emissions, and failure to keep necessary records and properly monitor certain equipment. On January 4, 2017, GMI received a second NOV/FOV dated December 6, 2016, arising from the same facts as the July 2015 NOV/FOV and subsequent EPA inspections. The second NOV/FOV alleges opacity exceedances at certain units, failure to prevent the release of particulate emissions through the use of furnace hoods at a certain unit, and the failure to install Reasonably Available Control Measures (as defined) at certain emission units at the Beverly facility.  Since that time, GMI and the authorities have exchanged information and engaged in negotiations regarding potential resolution of the NOV/FOVs, which negotiations are ongoing. To resolve the NOVs/FOVs,  GMI may be required to install additional pollution control equipment or implement other measures to reduce emissions from the facility as well as a pay civil penalty. At this time, however, GMI is unable to determine the extent of potential injunctive relief or the amount of civil penalty a negotiated resolution of this matter may entail. Should the DOJ and GMI be unable to reach a negotiated resolution of the NOVs/FOVs, the authorities could institute formal legal proceedings for injunctive relief and civil penalties. The statutory maximum penalty is $93,750 per day per violation, from April 2013 to the present.